Income taxes	3 Months Ended
Apr. 30, 2018
Disclosure Of Income Tax [Abstract]
Income taxes
Income tax

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Current period research and development tax credit receivable on qualifying expenditure	1,036	1,218
Tax expense related to the US operations	(90)	(15)
Total credit for the period	946	1,203

The research and development tax credit is recognized based on management’s estimate of the qualifying expenditure relating to research and development activities carried out by the Group. The UK operations have estimated losses for the year and as such there is no accrued income tax for the period.